Acquisition (Tables)	6 Months Ended
Jun. 30, 2025
Acquisition [Abstract]
Schedule of Fair Value of the Assets and Liabilities	The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company.
Amount
Cash	3,196
Accounts receivable, net	44,822
Prepaid expenses and other current assets	244,421
Property and equipment, net	215,198
Goodwill	7,982,271
Total assets	8,489,908

Current liabilities	(689,908)
Total liabilities	(689,908)
49% equity value with non-controlling interests	(3,822,000)
Total consideration	3,978,000